Fair Value (Tables)	3 Months Ended
Mar. 31, 2025
Fair Value [Line Items]
Schedule of Changes in the Fair Value of Level 3 Liabilities that are Measured at Fair Value on a Recurring Basis

The following table sets forth a summary of the changes in the fair value of Level 3 liabilities that are measured at fair value on a recurring basis during the three months ended March 31, 2025:

2025
Beginning balance as of January 1,	$544,957
Change in fair value	6,312
Extinguishment of convertible notes payable	(551,269)
Ending balance as of March 31,	$-